DESCRIPTION OF PLAN (Details) - Donegal Mutual Insurance Company 401(k) Plan [Member]	12 Months Ended
	Dec. 31, 2025 USD ($) Hours	Dec. 31, 2024 USD ($)
DESCRIPTION OF PLAN [Abstract]
EBP, description available	true
Participants minimum contribution percentage of annual compensation	1.00%
Participants maximum contribution percentage of annual compensation	99.00%
Employer contribution deferrals percentage	3.00%
Employee deferrals automatically annual percentage increase	1.00%
Participant retirement age	65 years
Employer contribution vesting percentage	100.00%
Employer contribution vesting period	2 years
Early retirement age	55 years
Threshold automatic rollover age	62 years
Threshold vesting percentage required for forfeitures	100.00%
Forfeitures used to reduce employer contributions (in Dollars)	$ 33,673	$ 114,582
Unallocated forfeiture amount (in Dollars)	$ 4,670	$ 351
Employees Regularly Scheduled [Member]
DESCRIPTION OF PLAN [Abstract]
Minimum hours scheduled or worked per year to be eligible to participate in the Plan (in Hours) | Hours	1,000
Minimum time of service to be eligible to participate in the Plan	30 days
Part Time and Temporary Employees [Member]
DESCRIPTION OF PLAN [Abstract]
Minimum hours scheduled or worked per year to be eligible to participate in the Plan (in Hours) | Hours	1,000
Part Time and Temporary Employees Hours Per Two Years [Member]
DESCRIPTION OF PLAN [Abstract]
Minimum hours scheduled or worked per year to be eligible to participate in the Plan (in Hours) | Hours	500
Minimum time of service to be eligible to participate in the Plan	2 years
Maximum [Member]
DESCRIPTION OF PLAN [Abstract]
Employer contribution deferrals percentage	9.00%
Maximum [Member] | Participants Generally Will Receive a Lump-Sum Distribution [Member]
DESCRIPTION OF PLAN [Abstract]
Participants vested balance (in Dollars)	$ 1,000
Maximum [Member] | Participants May Receive a Lump-Sum Distribution or a Direct Rollover to an Individual Retirement Account [Member]
DESCRIPTION OF PLAN [Abstract]
Participants vested balance (in Dollars)	7,000
Minimum [Member] | Participants May Receive a Lump-Sum Distribution or a Direct Rollover to an Individual Retirement Account [Member]
DESCRIPTION OF PLAN [Abstract]
Participants vested balance (in Dollars)	1,000
Minimum [Member] | Participants Assets will Generally be Held in the Plan Until the Retirement or Early Retirement Age [Member]
DESCRIPTION OF PLAN [Abstract]
Participants vested balance (in Dollars)	$ 7,000
Participants Initial 3% Contributions Eligible For 100% Company Matching [Member]
DESCRIPTION OF PLAN [Abstract]
Company matching percentage	100.00%
Employee contribution eligible for matching by the company	3.00%
Participants 4% to 9% Contributions Eligible for 50% Company Matching [Member]
DESCRIPTION OF PLAN [Abstract]
Company matching percentage	50.00%
Employee contribution eligible for matching by the company	6.00%